Issuance of ordinary shares and warrants (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended			12 Months Ended				0 Months Ended					0 Months Ended
	Aug. 14, 2013 USD ($)	Aug. 14, 2013 CNY	Dec. 31, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Series A-1 Warrant	Dec. 31, 2013 Series A-2 Warrant	Dec. 31, 2013 Series A-3 Warrant	Dec. 31, 2013 Series B Warrant	Aug. 14, 2013 Ordinary shares USD ($)	Dec. 31, 2013 Ordinary shares Series A-1 Warrant USD ($)	Dec. 31, 2013 Ordinary shares Series A-2 Warrant USD ($)	Dec. 31, 2013 Ordinary shares Series A-3 Warrant USD ($)	Dec. 31, 2013 Ordinary shares Series B Warrant USD ($)	Aug. 14, 2013 ADS USD ($)	Aug. 13, 2013 ADS USD ($)	Nov. 30, 2013 ADS Series A-1 Warrant and Series A-2 Warrant USD ($)	Feb. 28, 2014 ADS Series A-1 Warrant and Series A-2 Warrant Subsequent events USD ($)	Dec. 31, 2013 ADS Series A-1 Warrant USD ($)	Dec. 31, 2013 ADS Series A-2 Warrant USD ($)	Dec. 31, 2013 ADS Series A-3 Warrant USD ($)	Dec. 31, 2013 ADS Series B Warrant USD ($)
Issuance of ordinary shares and warrants
Value of shares issued	$ 24,000	147,998	9
Number of shares issued										15,228,425					3,045,685
Par value (in dollars per share)				$ 0.0001	$ 0.0001					$ 0.0001
Issue price (in dollars per share)															$ 7.88
Offering price as a percentage of volume-weighted average price of ADSs																94.00%
Share price (in dollars per share)																$ 8.383
Proceeds from issuance of offering		128,529	128,529
Warrants issued (in shares)											12,724,164	12,724,164	12,724,164	50,896,656					2,544,833	2,544,833	2,544,833	10,179,332
Exercisable period						3 months	6 months	9 months
Initial exercise price (in dollars per share)											$ 1.886	$ 1.886	$ 1.886	$ 2.18					$ 9.43	$ 9.43	$ 9.43	$ 10.90
Exercisable period after the one-year anniversary									1 day
Expiration period									2 years
Fair value of warrants			172,916
Loss recognized based on a subsequent change in fair value of the warrants			51,074
Exercise price (in dollars per share)																	$ 9.43	$ 9.43